UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2006

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Red Comb, LLC
Address:	2 Hamill Road, Suite 272
		Baltimore, MD  21210

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		July 18, 2006


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			30
Form 13F Information Table Value Total:			58,715(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

American Tower			COM	029912201	5962	191575		SH	Sole	113706		77869
Armor Holdings			COM	042260109	2159	39385		SH	Sole	8960		30425
Authentidate Holding Corp.	COM	052666104	2227	840379		SH	Sole	840379
BJ's Restaurants Inc.		COM	09180C106	2457	110000		SH	Sole	110000
Bankrate Inc.			COM	06646V108	1865	49400		SH	Sole	49400
Blue Coat Systems Inc.		COM	09534T508	876	51950		SH	Sole	51950
Central Garden & Pet Co.	COM	153527106	1352	31411		SH	Sole	8275		23136
Click Commerce, Inc.		COM	18681D208	987	50000		SH	Sole	50000
CoStar Group Inc.		COM	22160N109	1512	25267		SH	Sole	6759		18508
Cogent Communications Group, I	COM	19239V302	2343	250000		SH	Sole	170384		79616
Connetics			COM	208192104	2391	203305		SH	Sole	203305
Davita Inc.			COM	23918K108	1250	25142		SH	Sole	7342		17800
Dick's Sporting Goods Inc.	COM	253393102	1692	42718		SH	Sole	10524		32194
Earthlink Inc.			COM	270321102	866	100000		SH	Sole	100000
Flir Systems			COM	302445101	1309	57168		SH	Sole	13630		43538
Genius Products, Inc.		COM	37229R206	1276	716700		SH	Sole	716700
Impac Mortgage Holdings		COM	45254P102	2728	243973		SH	Sole	167116		76857
Inyx Inc.			COM	461868101	1070	411500		SH	Sole	411500
Langer Inc.			COM	515707107	1232	300600		SH	Sole	300600
McAfee, Inc.			COM	579064106	2651	109245		SH	Sole	73977		35268
Microstrategy			COM	594972408	3425	35125		SH	Sole	35125
Move, Inc.			COM	62458M108	3265	595865		SH	Sole	406213		189652
Nautilus Group Inc.		COM	63910B102	679	43212		SH	Sole	11267		31945
Opsware Inc.			COM	68383A101	5074	615805		SH	Sole	419147		196658
SRS Labs, Inc.			COM	78464M106	499	100000		SH	Sole	100000
Salix Pharmaceuticals Ltd.	COM	795435106	543	44114		SH	Sole	12717		31397
Scientific Games Corp.		COM	80874P109	2329	65389		SH	Sole	14319		51070
Symyx Technologies Inc.		COM	87155S108	3065	126925		SH	Sole	91506		35419
United Surgical Partners Inter	COM	913016309	870	28936		SH	Sole	8250		20686
Wind River Systems		COM	973149107	760	85441		SH	Sole	28504		56937
